Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flow from Operating Activities:
Net loss available to common stockholders	$ (2,830)	$ (3,484)	$ (22,770)	$ (39,316)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35	424	1,678	1,690
Amortization of debt issuance costs and discounts	20	19	193	56
Goodwill impairment				18,614
Intangible asset impairment			8,532
Share-based compensation	518	861	1,773	2,969
Change in fair value of warrant liabilities			236
Amortization of prepaid assets				2,095
Accreted interest expense on term loan	153		291
Inventory reserve	(123)	(682)	(474)	1,809
Loss of disposal of assets		11	11
PIK interest expense on term loan	125		254
Income tax provision			(2)
Other	49		4	126
Changes in operating assets and liabilities:
Accounts receivable	24	427	2,387	(66)
Inventories	1,533	2,056	4,120	(6,821)
Prepaid expenses and other assets	(355)	(230)	628	(1,047)
Accounts payable	550	196	3,996	(761)
Accrued and other liabilities	(705)	(1,071)	(760)	99
Cash Provided by (Used in) Operating Activities	(1,006)	(1,473)	97	(20,553)
Cash Flow from Investing Activities:
Capital expenditures	(3)	(10)	(18)	(198)
Cash Used in Investing Activities	(3)	(10)	(18)	(198)
Cash Flow from Financing Activities:
Payments on short-term financing arrangement				(248)
Proceeds from revolving lines of credit			1,906	12,317
Payments on revolving lines of credit			(13,500)	(5,640)
Proceeds from line of credit			7,841
Payments on line of credit			(6,100)
Proceeds from term loan			5,000
Payments on term loans				(5,450)
Payment of loan issuance costs			(244)	(110)
Proceeds from Wintrust Facility	3,010
Payments on Wintrust Facility	(2,580)
Proceeds from short-term financing arrangement		(41)		413
Cash (Used in) Provided by Financing Activities	430	(41)	(5,097)	1,282
Net decrease in cash and cash equivalents and restricted cash	(579)	(1,524)	(5,018)	(19,469)
Total cash and cash equivalents and restricted cash, beginning of period	4,455	9,473	9,473	28,942
Total cash and cash equivalents and restricted cash, end of period	3,876	7,949	4,455	9,473
Cash paid during the year for:
Income taxes				12
Interest	64	237	543	444
Noncash items:
Aimia acquisition	$ 400
Reclassification of warrants to equity			$ 2,444